Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]

12. Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2025, 2024 and 2023:

				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2025	2024	2023	2025	2024

Key management compensation:
Executive salaries and remuneration (1)	$785	$833	$803	$(11)	$(13)
Severance	-	-	73	-	-
Directors fees	83	85	86	(42)	(27)
Share-based payments	551	316	391	-	-
	$1,419	$1,234	$1,353	$(53)	$(40)

(1) Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

As of December 31, 2025, Sun Valley Investments AG ("Sun Valley") owned 48% common shares of the Company.  During the year ended December 31, 2025, the Company received from and provided to Sun Valley corporate and technical related services. The Company incurred $24,000 (2024 - $112,000) in expenses and charged $54,000 (2024 - $40,000) to Sun Valley for services and reimbursements. The 2024 and 2025 amounts are outstanding at year end December 31, 2025, for a net amount of $42,000 due to Sun Valley.